UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Opportunities Funds

Annual Report

November 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2016

Eaton Vance

Focused Opportunities Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Focused Global Opportunities Fund	4
Focused International Opportunities Fund	6

Endnotes and Additional Disclosures	8

Fund Expenses	9

Financial Statements	10

Report of Independent Registered Public Accounting Firm	26

Federal Tax Information	28

Management and Organization	29

Important Notices	32

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most global equity markets delivered moderate gains for the 12-month period ended November 30, 2016. Continued low interest rates and a rebound in oil prices were countered by geopolitical tensions and concerns about sluggish economic growth.

Global equity markets opened the period in a choppy pattern, as worries about a possible interest rate hike by the U.S. Federal Reserve (the Fed) offset positive economic news, including gains in the U.S. job market and higher European retail sales.

Expressing confidence in the U.S. economy, the Fed finally made its long-anticipated move in mid-December 2015, raising interest rates for the first time in nine years. Following the quarter-point increase, global stocks rose briefly before turbulence struck equity markets in early 2016. Stocks worldwide slid amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. However, equity markets turned around in mid-February and soon overcame their earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

In late June 2016, Britain’s “Brexit” vote to leave the European Union sent stocks into a two-day tailspin. However, equity markets quickly rallied, recovering the lost ground. In the U.S., major stock indexes reached multiple record highs during July and August 2016.

Global equity markets pulled back in late August 2016 amid retreating oil prices and fears about a possible interest rate increase. The Fed’s decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In the final month of the period, U.S. stocks rallied sharply following Donald Trump’s victory in the U.S. presidential election. However, the U.S. rally was not shared by other global markets, most of which lagged in the final month.

For the 12-month period, the MSCI World Index,2 a proxy for global equities, returned 3.15%. The MSCI EAFE Index, an index of developed-market international equities fell 3.66%, while the MSCI Emerging Markets Index returned 8.47%. In the U.S., the blue-chip Dow Jones Industrial Average advanced 10.91%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 8.06%.

Fund Performance — Focused Global Opportunities Fund

For the period from its inception on December 17, 2015 through November 30, 2016, Eaton Vance Focused Global Opportunities Fund (the Fund) had a total return of -2.10% for Class I shares at net asset value (NAV), underperforming the 5.53% return of the Fund’s benchmark, the MSCI World Index (the Index).

Stock selection in the financials, health care and consumer staples sectors detracted from relative Fund performance versus the Index during the period. Within financials, the Fund’s overweight position, relative to the Index, in financial services giant Credit Suisse Group AG declined in value, as a difficult global environment for Credit Suisse’s securities trading business hindered the firm’s efforts to restructure itself and led to market concerns it might need to raise additional capital. Elsewhere in financials, the Fund’s overweight holding in Mitsubishi UFJ Financial Group, Inc., one of Japan’s largest banks, detracted from Fund performance after the Bank of Japan initiated negative interest rates in early 2016.

In the health care sector, the Fund’s overweight positions in drug makers Teva Pharmaceutical Industries, Ltd. ADR, Novo Nordisk A/S and Perrigo Co. PLC detracted from Fund performance versus the Index. All three stocks were hurt by headline news about high drug prices. An overweight in Anheuser-Busch InBev SA/NV, the world’s largest beer maker, hurt Fund results relative to the Index in consumer staples. The stock declined in the final months of the period as the market rotated away from equities viewed as relatively defensive, like Anheuser-Busch, and investors instead began to favor companies and sectors perceived to be more cyclical in nature.

In contrast, stock selection in the consumer discretionary and industrials sectors aided Fund performance versus the Index, as did avoiding the utilities sector, which underperformed the Index during the period. Within consumer discretionary, the Fund’s overweight position in discount retailer Dollar General Corp. gained value as the firm reported improved revenue and profit growth driven by increased store traffic, improved margins and strong cost controls. Elsewhere in the consumer discretionary sector, the Fund’s overweight position in media conglomerate Time Warner, Inc. added to Fund performance as the firm agreed to be acquired by AT&T.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Management’s Discussion of Fund Performance—continued

In the industrials sector, the Fund’s overweight position in Brambles, Ltd., a global supplier and manager of shipping pallets and containers, helped performance versus the Index as the firm reported strong growth early in the period and raised projections for future income and profits.

As of period-end, Teva, Perrigo, Dollar General and Brambles were no longer held in the portfolio.

Fund Performance — Focused International Opportunities Fund

For the period from its inception on December 16, 2015 through November 30, 2016, Eaton Vance Focused International Opportunities Fund (the Fund) had a total return of -6.30% for Class I shares at net asset value (NAV), underperforming the -0.97% return of the Fund’s benchmark, the MSCI EAFE Index (the Index).

Stock selection in the health care, financials and consumer staples sectors detracted from the Fund’s relative performance versus the Index, as did avoiding the materials sector, which was the best-performing sector in the Index during the period. Given the portfolio’s focus on companies that, in the sub-adviser’s opinion are high in quality or improving in quality, Fund management elected not to invest in commodity-driven stocks in the materials sector.

Within health care, the Fund’s overweight positions, relative to the Index, in drug makers Teva Pharmaceutical Industries, Ltd., ADR, Novo Nordisk A/S and Bayer AG detracted from performance versus the Index. All three stocks were hurt by headline news about high drug prices. As of period-end, Teva and Bayer were no longer held in the portfolio.

In the financials sector, the Fund’s overweight position in financial services giant Credit Suisse Group AG declined in value, as a difficult global environment for Credit Suisse’s securities trading business hindered the firm’s efforts to restructure itself and led to market concerns it might need to raise additional capital. An overweight in Anheuser-Busch InBev SA/NV, the world’s largest beer maker, hurt Fund results relative to the Index in consumer staples. The stock declined in the final months of the period as the market rotated away from equities viewed as relatively defensive, like Anheuser-Busch, and investors instead began to favor companies and sectors perceived to be more cyclical in nature.

In contrast, stock selection in the information technology (IT), energy and consumer discretionary sectors aided Fund performance versus the Index. An overweight in Keyence Corp., a global supplier of factory automation equipment, aided results versus the Index in IT, as strong demand for the company’s products helped boost the stock. Elsewhere in IT, the Fund’s overweight position in ASML Holding NV, a producer of semiconductor manufacturing equipment, rose in value as the company demonstrated progress in developing next-generation extreme ultraviolet (EUV) manufacturing techniques. The Fund’s overweight holding in Royal Dutch Shell PLC aided results versus the Index in the energy sector, as the oil and gas producer’s stock rose on an improving outlook for petroleum prices. In the consumer discretionary sector, the Fund’s overweight position in luxury goods maker LVMH Moet Hennessy Louis Vuitton SE was buoyed by an improving outlook for luxury goods sales.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Global Opportunities Fund

November 30, 2016

Performance2,3

Portfolio Manager Christopher M. Dyer, CFA, of Eaton Vance Management (International) Limited

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	12/17/2015	12/17/2015	—	—	–2.10%
MSCI World Index	—	—	3.15%	9.87%	5.53%

% Total Annual Operating Expense Ratios[4]					Class I
Gross					1.10%
Net					0.95

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Focused Global Opportunities Fund

November 30, 2016

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Alphabet, Inc., Class A	5.0%

Facebook, Inc., Class A	4.5

Wells Fargo & Co.	4.5

Occidental Petroleum Corp.	4.3

ASML Holding NV	4.1

Schlumberger, Ltd.	3.7

Union Pacific Corp.	3.6

Visa, Inc., Class A	3.4

Shire PLC	3.1

Nippon Telegraph & Telephone Corp.	3.1

Total	39.3%

Geographic Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Focused International Opportunities Fund

November 30, 2016

Performance2,3

Portfolio Managers Christopher M. Dyer, CFA and Samantha Pandolfi, CFA, each of Eaton Vance Management (International) Limited

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	12/16/2015	12/16/2015	—	—	–6.30%
MSCI EAFE Index	—	—	–3.66%	5.61%	–0.97%

% Total Annual Operating Expense Ratios[4]					Class I
Gross					1.12%
Net					1.00

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Focused International Opportunities Fund

November 30, 2016

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets) 5

Royal Dutch Shell PLC, Class B	5.7%

ASML Holding NV	4.7

LVMH Moet Hennessy Louis Vuitton SE	4.6

Mitsubishi UFJ Financial Group, Inc.	4.4

Diageo PLC	4.3

Industria de Diseno Textil SA	4.2

Kubota Corp.	4.1

Nippon Telegraph & Telephone Corp.	4.0

Shire PLC	3.9

AIA Group, Ltd.	3.9

Total	43.8%

Geographic Allocation (% of net assets)6

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

[6]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

8

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 – November 30, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Focused Global Opportunities Fund

	Beginning Account Value (6/1/16)	Ending Account Value (11/30/16)	Expenses Paid During Period* (6/1/16 – 11/30/16)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$989.90	$4.73	**	0.95%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.30	$4.80	**	0.95%

*    Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2016.

**  Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance Focused International Opportunities Fund

	Beginning Account Value (6/1/16)	Ending Account Value (11/30/16)	Expenses Paid During Period* (6/1/16 – 11/30/16)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$976.00	$4.94	**	1.00%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.00	$5.05	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2016.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

9

Eaton Vance

Focused Global Opportunities Fund

November 30, 2016

Portfolio of Investments

Common Stocks — 98.6%

Security	Shares	Value

Belgium — 2.8%
Anheuser-Busch InBev SA/NV	939	$97,569

		$97,569

Denmark — 2.8%
Novo Nordisk A/S, Class B	1,482	$49,914
Pandora A/S	405	48,057

		$97,971

France — 4.7%
BNP Paribas SA	1,231	$71,347
LVMH Moet Hennessy Louis Vuitton SE	505	91,716

		$163,063

Hong Kong — 2.5%
AIA Group, Ltd.	14,359	$87,433

		$87,433

Japan — 9.1%
Keyence Corp.	110	$76,081
Kubota Corp.	4,688	72,281
Mitsubishi UFJ Financial Group, Inc.	10,104	60,754
Nippon Telegraph & Telephone Corp.	2,655	106,575

		$315,691

Netherlands — 4.1%
ASML Holding NV	1,383	$142,667

		$142,667

Spain — 1.6%
Industria de Diseno Textil SA	1,597	$54,575

		$54,575

Sweden — 1.4%
Assa Abloy AB, Class B	2,512	$47,465

		$47,465

Switzerland — 1.9%
Credit Suisse Group AG	4,791	$63,726

		$63,726

Security	Shares	Value

United Kingdom — 9.3%
Diageo PLC	3,223	$80,584
Prudential PLC	2,862	55,257
Shire PLC	1,841	107,217
St. James’s Place PLC	6,765	79,441

		$322,499

United States — 58.4%
Allergan PLC(1)	393	$76,360
Alphabet, Inc., Class A(1)	224	173,797
C.H. Robinson Worldwide, Inc.	719	53,817
CDW Corp.	1,101	56,415
Celgene Corp.(1)	717	84,972
Eli Lilly & Co.	1,209	81,148
Equity Residential	1,341	80,473
Estee Lauder Cos., Inc. (The), Class A	1,013	78,710
Facebook, Inc., Class A(1)	1,311	155,249
Fortive Corp.	743	40,858
Interpublic Group of Cos., Inc.	2,731	65,735
Lowe’s Cos., Inc.	1,401	98,840
Occidental Petroleum Corp.	2,067	147,501
PNC Financial Services Group, Inc. (The)	689	76,162
PPG Industries, Inc.	679	65,136
Schlumberger, Ltd.	1,538	129,269
Time Warner, Inc.	739	67,855
Union Pacific Corp.	1,229	124,535
Verisk Analytics, Inc.(1)	1,110	92,219
Visa, Inc., Class A	1,509	116,676
Wells Fargo & Co.	2,913	154,156

		$2,019,883

Total Common Stocks (identified cost $3,436,131)		$3,412,542

Short-Term Investments — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(2)	109,744	$109,766

Total Short-Term Investments (identified cost $109,766)		$109,766

Total Investments — 101.8% (identified cost $3,545,897)		$3,522,308

Other Assets, Less Liabilities — (1.8)%		$(63,268)

Net Assets — 100.0%		$3,459,040

10	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2016

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	20.8%	$720,885
Financials	18.7	648,276
Industrials	12.5	431,175
Consumer Discretionary	12.3	426,778
Health Care	11.6	399,611
Energy	8.0	276,770
Consumer Staples	7.4	256,863
Telecommunication Services	3.1	106,575
Real Estate	2.3	80,473
Materials	1.9	65,136
Short-Term Investments	3.2	109,766

Total Investments	101.8%	$3,522,308

11	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

November 30, 2016

Portfolio of Investments

Common Stocks — 95.3%

Security	Shares	Value

Australia — 2.3%
Commonwealth Bank of Australia	1,294	$75,057

		$75,057

Belgium — 3.8%
Anheuser-Busch InBev SA/NV	1,211	$125,832

		$125,832

Denmark — 3.7%
Novo Nordisk A/S, Class B	2,062	$69,449
Pandora A/S	439	52,091

		$121,540

France — 8.0%
BNP Paribas SA	885	$51,293
Legrand SA	1,090	60,870
LVMH Moet Hennessy Louis Vuitton SE	837	152,012

		$264,175

Germany — 3.1%
Brenntag AG	1,921	$101,437

		$101,437

Hong Kong — 3.9%
AIA Group, Ltd.	20,852	$126,970

		$126,970

Ireland — 2.9%
Kerry Group PLC, Class A	1,358	$96,543

		$96,543

Japan — 21.3%
Keyence Corp.	176	$121,729
Komatsu, Ltd.	2,286	53,776
Kubota Corp.	8,745	134,833
Mitsubishi Estate Co., Ltd.	3,482	71,251
Mitsubishi UFJ Financial Group, Inc.	23,982	144,202
Nidec Corp.	458	41,612
Nippon Telegraph & Telephone Corp.	3,311	132,907

		$700,310

Security	Shares	Value

Netherlands — 6.3%
ASML Holding NV	1,489	$153,601
ING Groep NV	3,912	53,153

		$206,754

Singapore — 2.8%
DBS Group Holdings, Ltd.	7,558	$92,006

		$92,006

Spain — 4.2%
Industria de Diseno Textil SA	4,033	$137,821

		$137,821

Sweden — 1.5%
Assa Abloy AB, Class B	2,546	$48,107

		$48,107

Switzerland — 6.2%
Credit Suisse Group AG	6,510	$86,590
Roche Holding AG PC	523	116,405

		$202,995

United Kingdom — 25.3%
Diageo PLC	5,698	$142,466
Prudential PLC	5,757	111,152
Reckitt Benckiser Group PLC	1,226	103,565
Royal Dutch Shell PLC, Class B	7,010	186,410
Shire PLC	2,215	128,999
St. James’s Place PLC	7,567	88,858
Vodafone Group PLC	28,328	68,433

		$829,883

Total Common Stocks (identified cost $3,238,313)		$3,129,430

Exchange-Traded Funds — 3.0%

Security	Shares	Value

Equity Funds — 3.0%
iShares MSCI Japan ETF	1,985	$99,032

Total Exchange-Traded Funds (identified cost $96,686)		$99,032

12	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

November 30, 2016

Portfolio of Investments — continued

Short-Term Investments — 2.0%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.69%(1)	65,151	$65,164

Total Short-Term Investments (identified cost $65,164)		$65,164

Total Investments — 100.3% (identified cost $3,400,163)		$3,293,626

Other Assets, Less Liabilities — (0.3)%		$(11,297)

Net Assets — 100.0%		$3,282,329

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	25.2%	$829,281
Consumer Staples	14.3	468,406
Industrials	13.4	440,635
Consumer Discretionary	10.4	341,924
Health Care	9.6	314,853
Information Technology	8.4	275,330
Telecommunication Services	6.1	201,340
Energy	5.7	186,410
Real Estate	2.2	71,251
Exchange-Traded Funds	3.0	99,032
Short-Term Investments	2.0	65,164

Total Investments	100.3%	$3,293,626

Abbreviations:

PC	–	Participation Certificate

13	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Statements of Assets and Liabilities

	November 30, 2016
Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
Unaffiliated investments, at value (identified cost, $3,436,131 and $3,334,999, respectively)	$3,412,542	$3,228,462
Affiliated investment, at value (identified cost, $109,766 and $65,164, respectively)	109,766	65,164
Foreign currency, at value (identified cost, $9 and $9, respectively)	10	9
Dividends receivable	7,520	8,991
Dividend receivable from affiliated investment	53	46
Receivable for investments sold	54,726	71,927
Tax reclaims receivable	1,328	2,960
Receivable from affiliates	22,460	23,624
Total assets	$3,608,405	$3,401,183

Liabilities
Payable for investments purchased	$95,093	$63,739
Payable to affiliates:
Investment adviser and administration fee	2,255	2,148
Trustees’ fees	112	111
Accrued expenses	51,905	52,856
Total liabilities	$149,365	$118,854
Net Assets	$3,459,040	$3,282,329

Sources of Net Assets
Paid-in capital	$3,531,530	$3,503,001
Accumulated net realized loss	(75,588)	(161,288)
Accumulated undistributed net investment income	27,250	47,897
Net unrealized depreciation	(24,152)	(107,281)
Total	$3,459,040	$3,282,329

Class I Shares
Net Assets	$3,459,040	$3,282,329
Shares Outstanding	353,169	350,438
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.79	$9.37

14	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Statements of Operations

	Period Ended November 30, 2016
Investment Income	Focused Global Opportunities Fund(1)	Focused International Opportunities Fund(2)
Dividends (net of foreign taxes, $2,990 and $5,478, respectively)	$59,429	$82,392
Interest allocated from/dividends from affiliated investment	499	493
Expenses allocated from affiliated investment	(14)	(11)
Total investment income	$59,914	$82,874

Expenses
Investment adviser and administration fee	$26,067	$25,524
Trustees’ fees and expenses	794	791
Custodian fee	27,567	31,234
Transfer and dividend disbursing agent fees	140	124
Legal and accounting services	42,101	42,103
Printing and postage	4,302	4,142
Registration fees	40,431	40,431
Miscellaneous	4,213	3,840
Total expenses	$145,615	$148,189
Deduct —
Allocation of expenses to affiliates	$114,664	$116,293
Total expense reductions	$114,664	$116,293

Net expenses	$30,951	$31,896

Net investment income	$28,963	$50,978

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(76,352)	$(158,451)
Investment transactions in/allocated from affiliated investment	7	28
Financial futures contracts	(3,348)	(3,347)
Foreign currency transactions	1,148	(3,798)
Net realized loss	$(78,545)	$(165,568)
Change in unrealized appreciation (depreciation) —
Investments	$(23,589)	$(106,537)
Foreign currency	(563)	(744)
Net change in unrealized appreciation (depreciation)	$(24,152)	$(107,281)

Net realized and unrealized loss	$(102,697)	$(272,849)

Net decrease in net assets from operations	$(73,734)	$(221,871)

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	For the period from the start of business, December 16, 2015, to November 30, 2016.

15	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Statements of Changes in Net Assets

	Period Ended November 30, 2016
Increase (Decrease) in Net Assets	Focused Global Opportunities Fund(1)	Focused International Opportunities Fund(2)
From operations —
Net investment income	$28,963	$50,978
Net realized loss from investment transactions, financial futures contracts and foreign currency transactions	(78,545)	(165,568)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(24,152)	(107,281)
Net decrease in net assets from operations	$(73,734)	$(221,871)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class I	$3,563,506	$3,504,200
Cost of shares redeemed
Class I	(30,732)	—
Net increase in net assets from Fund share transactions	$3,532,774	$3,504,200

Net increase in net assets	$3,459,040	$3,282,329

Net Assets
At beginning of period	$—	$—
At end of period	$3,459,040	$3,282,329

Accumulated undistributed net investment income included in net assets
At end of period	$27,250	$47,897

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	For the period from the start of business, December 16, 2015, to November 30, 2016.

16	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Financial Highlights

	Focused Global Opportunities Fund — Class I
	Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.082
Net realized and unrealized loss	(0.292)

Total loss from operations	$(0.210)

Net asset value — End of period	$9.790

Total Return(3)	(2.10	)%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,459
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(5)(6)
Net investment income	0.89	%(6)
Portfolio Turnover	78	%(4)

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 3.51% of average daily net assets for the period from the start of business, December 17, 2015, to November 30, 2016). Absent this reimbursement, total return would be lower.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Financial Highlights — continued

	Focused International Opportunities Fund — Class I
	Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.146
Net realized and unrealized loss	(0.776)

Total loss from operations	$(0.630)

Net asset value — End of period	$9.370

Total Return(3)	(6.30	)%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,282
Ratios (as a percentage of average daily net assets):
Expenses	1.00	%(5)(6)
Net investment income	1.59	%(6)
Portfolio Turnover	55	%(4)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 3.64% of average daily net assets for the period from the start of business, December 16, 2015, to November 30, 2016). Absent this reimbursement, total return would be lower.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Global Opportunities Fund (Focused Global Opportunities Fund) and Eaton Vance Focused International Opportunities Fund (Focused International Opportunities Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Focused Global Opportunities Fund commenced operations on December 17, 2015 and the Focused International Opportunities Fund commenced operations on December 16, 2015. The Funds’ investment objective is to seek long-term capital appreciation. Each Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Funds’ investment in Cash Reserves Fund reflected the Funds’ proportionate interest in its net assets and the Funds recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

19

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Notes to Financial Statements — continued

As of November 30, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

During the period ended November 30, 2016, the following amounts were reclassified due to differences between book and tax accounting, primarily for foreign currency gain (loss), distributions from real estate investment trusts, non-deductible expenses and investments in partnerships.

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Change in:
Paid-in capital	$(1,244)	$(1,199)
Accumulated net realized loss	$2,957	$4,280
Accumulated undistributed net investment income	$(1,713)	$(3,081)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

20

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Notes to Financial Statements — continued

As of November 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Undistributed ordinary income	$27,499	$48,292
Deferred capital losses	$(72,653)	$(149,295)
Net unrealized depreciation	$(27,336)	$(119,669)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, foreign currency transactions and investments in partnerships.

At November 30, 2016, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Deferred capital losses
Short-term	$72,653	$147,291
Long-term	$—	$2,004

The cost and unrealized appreciation (depreciation) of investments of each Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Aggregate cost	$3,548,832	$3,412,156

Gross unrealized appreciation	$158,427	$126,101
Gross unrealized depreciation	(184,951)	(244,631)

Net unrealized depreciation	$(26,524)	$(118,530)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund

Up to $500 million	0.80%	0.80%

21

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Notes to Financial Statements — continued

On net assets of $500 million and over, the annual fee is reduced. For the period ended November 30, 2016, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Investment Adviser and Administration Fee	$26,067	$25,524
Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVMI have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95% of the Focused Global Opportunities Fund’s average daily net assets and 1.00% of the Focused International Opportunities Fund’s average daily net assets for Class I. These agreements may be changed or terminated after March 31, 2017. Pursuant to these agreements, EVM and EVMI were allocated $114,664 and $116,293 in total of operating expenses of the Focused Global Opportunities Fund and the Focused International Opportunities Fund, respectively, for the period ended November 30, 2016.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, for the period ended November 30, 2016 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

EVM’s Sub-Transfer Agent Fees	$23	$24

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended November 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the period ended November 30, 2016 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Purchases	$6,150,053	$5,309,280
Sales	$2,637,570	$1,815,825

22

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Notes to Financial Statements — continued

5  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Focused Global Opportunities Fund
Class I	Period Ended November 30, 2016(1)

Sales	356,319
Redemptions	(3,150)

Net increase	353,169

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

At November 30, 2016, EVM owned 99.1% of the outstanding shares of the Fund.

Focused International Opportunities Fund
Class I	Period Ended November 30, 2016(1)

Sales	350,438

Net increase	350,438

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

At November 30, 2016, EVM owned 99.9% of the outstanding shares of the Fund.

6  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At November 30, 2016, there were no obligations outstanding under these financial instruments.

The Funds are subject to equity price risk in the normal course of pursuing their investment objective. During the period ended November 30, 2016, the Funds entered into equity index futures contracts as a substitution for the purchase of securities.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is equity price risk for the period ended November 30, 2016 was as follows:

Focused Global Opportunities Fund
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Financial futures contracts	$(3,348)	$—

23

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Notes to Financial Statements — continued

Focused International Opportunities Fund
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Financial futures contracts	$(3,347)	$—

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the period ended November 30, 2016, which is indicative of the volume of this derivative type, was as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Average Notional Cost:
Futures Contracts — Long	$3,000	$3,000

7  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the period ended November 30, 2016.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Notes to Financial Statements — continued

At November 30, 2016, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Focused Global Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$403,124		$—	$403,124
Developed Europe	97,569	891,966		—	989,535
North America	2,019,883	—		—	2,019,883

Total Common Stocks	$2,117,452	$1,295,090	*	$—	$3,412,542

Short-Term Investments	$—	$109,766		$—	$109,766

Total Investments	$2,117,452	$1,404,856		$—	$3,522,308

Focused International Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$994,343		$—	$994,343
Developed Europe	125,832	2,009,255		—	2,135,087

Total Common Stocks	$125,832	$3,003,598	*	$—	$3,129,430

Exchange-Traded Funds	$99,032	$—		$—	$99,032
Short-Term Investments	—	65,164		—	65,164

Total Investments	$224,864	$3,068,762		$—	$3,293,626

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

25

Eaton Vance

Focused Global Opportunities Fund

November 30, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Global Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Global Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2016, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, December 17, 2015, to November 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Global Opportunities Fund as of November 30, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, December 17, 2015, to November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 20, 2017

26

Eaton Vance

Focused International Opportunities Fund

November 30, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused International Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused International Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2016, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, December 16, 2015, to November 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused International Opportunities Fund as of November 30, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, December 16, 2015, to November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 20, 2017

27

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income.  For the fiscal period ended November 30, 2016, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Focused Global Opportunities Fund	$53,349
Focused International Opportunities Fund	$83,537

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ fiscal 2016 ordinary income dividends, the following amounts qualify for the corporate dividends received deduction:

Focused Global Opportunities Fund	65.02%

Foreign Tax Credit.  For the fiscal period ended November 30, 2016, the Funds paid foreign taxes and recognized foreign source income as follows:

	Foreign Taxes	Foreign Source Income

Focused International Opportunities Fund	$5,417	$86,874

28

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

29

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

30

Eaton Vance

Focused Opportunities Funds

November 30, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23215    11.30.16

Eaton Vance

International Small-Cap Fund

Annual Report

November 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2016

Eaton Vance

International Small-Cap Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

International Small-Cap Fund

November 30, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most global equity markets delivered moderate gains for the 12-month period ended November 30, 2016. Continued low interest rates and a rebound in oil prices were countered by geopolitical tensions and concerns about sluggish economic growth.

Global equity markets opened the period in a choppy pattern, as worries about a possible interest rate hike by the U.S. Federal Reserve (the Fed) offset positive economic news, including gains in the U.S. job market and higher European retail sales.

Expressing confidence in the U.S. economy, the Fed finally made its long-anticipated move in mid-December 2015, raising interest rates for the first time in nine years. Following the quarter-point increase, global stocks rose briefly before turbulence struck equity markets in early 2016. Stocks worldwide slid amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. However, equity markets turned around in mid-February and soon overcame their earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

In late June 2016, Britain’s “Brexit” vote to leave the European Union sent stocks into a two-day tailspin. However, equity markets quickly rallied, recovering the lost ground. In the U.S., major stock indexes reached multiple record highs during July and August 2016.

Global equity markets pulled back in late August 2016 amid retreating oil prices and fears about a possible interest rate increase. The Fed’s decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In the final month of the period, U.S. stocks rallied sharply following Donald Trump’s victory in the U.S. presidential election. However, the U.S. rally was not shared by other global markets, most of which lagged in the final month.

For the 12-month period, the MSCI World Index,2 a proxy for global equities, returned 3.15%. The MSCI EAFE Index, an index of developed-market international equities fell 3.66%, while the MSCI Emerging Markets Index returned 8.47%. In the U.S., the blue-chip Dow Jones Industrial Average advanced 10.91%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 8.06%.

Fund Performance

From its inception on December 16, 2015 through November 30, 2016, Eaton Vance International Small-Cap Fund (the Fund) had a total return of -0.07% for Class A shares at net asset value (NAV), underperforming its benchmark, the MSCI World ex USA Small Cap Index (the Index), which returned 3.54% for the same period. The Fund underperformed the Index due to its sector and industry allocations as well as stock selection. Eight of the Index’s 11 economic sectors registered positive returns for the period, while the Fund had positive returns in six of the 11 sectors.

The financials sector was the Fund’s weakest performer versus the Index due largely to stock selection along with an unfavorable overweight position. Negative interest rates in Japan hurt the Fund’s holdings in Japanese banks, while Britain’s “Brexit” vote to leave the European Union impacted Fund positions in British banks. OneSavings Bank PLC, a small British bank, was among the Fund’s worst-performing individual stocks for the period. The information technology sector also hampered relative Fund performance versus the Index due to stock selection. In particular, the Fund’s holdings in the electronic equipment, instruments & components industry lagged during the period. The materials sector detracted as a result of stock selection and an underweight position as compared to the Index. In the lagging chemicals industry, British specialty chemicals company Essentra PLC was one the Fund’s weakest stocks after the company experienced difficulties integrating an acquisition. Overall, the Fund’s worst performing individual stock was Regus PLC, a leading global office rental company, amid fears of a business slowdown following the Brexit vote. As of period-end, OneSavings Bank and Essentra were no longer held in the portfolio.

On the positive side, health care was the Fund’s top-performing sector versus the Index due to stock selection. Within the sector, the Fund’s holdings in the health care equipment & supplies industry delivered notable results in the period. Eiken Chemical Co., Ltd., a Japanese maker of diagnostic products, was one of the Fund’s top-performing individual stocks as it moved closer to commercializing its ‘LAMP’ testing technique, a method for infectious disease diagnosis in low- and middle-income countries. The energy sector also contributed to Fund results versus the Index due to stock selection along with an underweight position. Canadian oil and gas driller Encana Corp. was among the Fund’s leading stocks amid the company’s increased focus on improving operational efficiency. In the real estate sector, although the Fund had an unfavorable underweight position, stock selection added to relative Fund performance versus the Index for the period. Overall, the Fund’s leading individual stock was Melrose Industries PLC, a U.K.-based conglomerate specializing in the acquisition and restructuring of industrial companies. The stock gained on its successful acquisition of Nortek, a large U.S. supplier of building technology solutions.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

International Small-Cap Fund

November 30, 2016

Performance2,3

Portfolio Manager Aidan M. Farrell, of Eaton Vance Management (International) Limited

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	12/16/2015	12/16/2015	—	—	–0.07%
Class A with 5.75% Maximum Sales Charge	—	—	—	—	–5.82
Class I at NAV	12/16/2015	12/16/2015	—	—	0.14
MSCI World ex USA Small Cap Index	—	—	1.61%	7.93%	3.54%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.47%	1.22%
Net				1.40	1.15

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	12/16/2015	$250,343	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

International Small-Cap Fund

November 30, 2016

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Melrose Industries PLC	1.6%

Relia, Inc.	1.3

UDG Healthcare PLC	1.3

Eiken Chemical Co., Ltd.	1.3

Trelleborg AB, Class B	1.3

Tosei Corp.	1.3

Sakata INX Corp.	1.3

GMO Internet, Inc.	1.3

Nomura Co., Ltd.	1.3

John Wood Group PLC	1.2

Total	13.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

International Small-Cap Fund

November 30, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

International Small-Cap Fund

November 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 – November 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (6/1/16)	Ending Account Value (11/30/16)	Expenses Paid During Period* (6/1/16 – 11/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$971.80	$6.90	**	1.40%
Class I	$1,000.00	$972.80	$5.67	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.06	**	1.40%
Class I	$1,000.00	$1,019.30	$5.81	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

International Small-Cap Fund

November 30, 2016

Portfolio of Investments

Common Stocks — 99.9%

Security	Shares	Value

Australia — 6.6%
Amaysim Australia, Ltd.	27,578	$39,759
Ansell, Ltd.	3,681	61,361
BlueScope Steel, Ltd.	3,601	23,885
carsales.com, Ltd.	9,053	70,304
Challenger, Ltd.	6,095	47,816
Evolution Mining, Ltd.	17,582	24,496
GDI Property Group	62,511	46,056
IOOF Holdings, Ltd.	7,785	50,205
iSentia Group, Ltd.	29,474	55,406
Mirvac Group	36,933	55,790
Northern Star Resources, Ltd.	9,199	23,920
OZ Minerals, Ltd.	4,056	23,430
Regis Resources, Ltd.	11,421	23,684
Super Retail Group, Ltd.	13,232	93,837
Western Areas, Ltd.(1)	10,265	22,280

		$662,229

Austria — 0.8%
ams AG	2,645	$77,355

		$77,355

Belgium — 2.8%
Kinepolis Group NV	2,222	$98,463
Melexis NV	1,236	77,234
Warehouses De Pauw CVA	1,261	108,211

		$283,908

Canada — 10.7%
Aecon Group, Inc.	7,051	$82,042
Allied Properties REIT	1,558	39,307
Boardwalk Real Estate Investment Trust	1,372	45,553
CAE, Inc.	6,917	102,007
Canadian Energy Services & Technology Corp.	12,757	66,382
Detour Gold Corp.(1)	2,068	26,356
Dominion Diamond Corp.	2,214	21,146
Encana Corp.	4,412	55,409
Gibson Energy, Inc.	6,625	90,007
Kirkland Lake Gold, Inc.(1)	4,812	26,723
Klondex Mines, Ltd.(1)	5,277	25,534
Laurentian Bank of Canada	2,353	93,451
Linamar Corp.	1,013	39,018
Lundin Mining Corp.(1)	4,895	24,014
North West Co., Inc. (The)	2,728	50,872

Security	Shares	Value

Canada (continued)
Pan American Silver Corp.	1,532	$25,809
Quebecor, Inc., Class B	2,573	69,741
Sandvine Corp.	27,525	62,701
Seven Generations Energy, Ltd., Class A(1)	4,230	97,429
Torex Gold Resources, Inc.(1)	1,776	26,601

		$1,070,102

China — 0.7%
TAL Education Group ADR(1)	912	$69,795

		$69,795

Denmark — 0.8%
Royal Unibrew A/S	579	$22,755
Topdanmark A/S(1)	2,100	53,091

		$75,846

Finland — 1.0%
Amer Sports Oyj	3,604	$96,062

		$96,062

France — 4.3%
Criteo SA ADR(1)	2,261	$93,311
Ipsen SA	1,481	100,288
Metropole Television SA	5,423	92,471
Nexity SA	1,672	77,235
Rubis SCA	805	65,674

		$428,979

Germany — 3.4%
Bertrandt AG	610	$64,032
Hypoport AG(1)	482	34,947
Norma Group SE	2,094	82,899
Salzgitter AG	787	25,740
Scout24 AG(1)(2)	1,791	64,431
Software AG	2,008	70,796

		$342,845

Hong Kong — 1.5%
Hysan Development Co., Ltd.	20,761	$91,481
Johnson Electric Holdings, Ltd.	21,475	62,110

		$153,591

7	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Ireland — 2.0%
Irish Residential Properties REIT PLC	54,671	$67,306
UDG Healthcare PLC	15,846	130,219

		$197,525

Israel — 1.1%
Frutarom Industries, Ltd.	2,106	$113,076

		$113,076

Italy — 4.8%
Amplifon SpA	9,124	$87,332
Banca Generali SpA	3,050	63,957
FinecoBank Banca Fineco SpA	10,546	54,450
Industria Macchine Automatiche SpA	1,395	86,502
MARR SpA	4,507	78,159
Moncler SpA	6,575	107,006

		$477,406

Japan — 28.5%
77 Bank, Ltd. (The)	24,000	$114,721
Advance Residence Investment Corp.	40	100,948
Ariake Japan Co., Ltd.	1,800	90,510
Asahi Co., Ltd.	6,730	74,468
Asahi Intecc Co., Ltd.	2,300	90,171
Daifuku Co., Ltd.	6,000	117,330
Daiichikosho Co., Ltd.	1,536	60,507
Eiken Chemical Co., Ltd.	4,900	128,955
FP Corp.	2,300	115,148
Fuji Seal International, Inc.	1,700	69,415
GMO Internet, Inc.	9,200	127,621
Hoshizaki Corp.	715	61,359
J-COM Holdings Co., Ltd.	5,300	87,179
MISUMI Group, Inc.	3,500	63,349
Morinaga & Co., Ltd.	2,600	102,968
Nishi-Nippon Financial Holdings, Inc.(1)	7,800	73,292
Nomura Co., Ltd.	8,500	125,542
OYO Corp.	7,800	92,053
Penta-Ocean Construction Co., Ltd.	22,900	113,461
Relia, Inc.	13,600	132,470
Sac’s Bar Holdings, Inc.	10,600	113,387
Sakata INX Corp.	9,679	128,409
Sakata Seed Corp.	4,300	113,195
Sanden Holdings Corp.	19,000	61,425
Sun Frontier Fudousan Co., Ltd.	10,300	89,650
Tokyo Century Corp.	2,900	94,985
Tokyu REIT, Inc.	69	85,693

Security	Shares	Value

Japan (continued)
Tosei Corp.	17,500	$128,460
Yokohama Reito Co., Ltd.	10,445	95,647

		$2,852,318

Luxembourg — 0.2%
Aperam	559	$25,016

		$25,016

Netherlands — 2.7%
Aalberts Industries NV	3,202	$97,454
IMCD Group NV	3,049	123,356
Refresco Group NV(2)	3,189	46,225

		$267,035

Norway — 1.5%
SpareBank 1 SR-Bank ASA	11,463	$75,425
XXL ASA(2)	6,286	74,535

		$149,960

Portugal — 0.9%
NOS SGPS SA	15,071	$85,406

		$85,406

Singapore — 0.8%
Global Logistic Properties, Ltd.	32,700	$46,834
SIIC Environment Holdings, Ltd.(1)	82,900	36,046

		$82,880

Spain — 2.1%
Acciona SA	659	$44,642
Merlin Properties Socimi SA	7,591	76,503
Tecnicas Reunidas SA	2,547	93,979

		$215,124

Sweden — 3.8%
Avanza Bank Holding AB	1,091	$41,376
Boliden AB	951	24,570
D Carnegie & Co. AB(1)	6,468	71,872
Indutrade AB	4,740	88,868
SSAB AB, Class B(1)	7,786	25,261
Trelleborg AB, Class B	7,046	128,617

		$380,564

8	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Switzerland — 3.6%
Belimo Holding AG	21	$60,831
Bucher Industries AG	402	92,298
Temenos Group AG	1,591	110,379
Vontobel Holding AG	1,050	53,044
VZ Holding AG	150	47,115

		$363,667

United Kingdom — 15.3%
Aldermore Group PLC(1)	29,330	$78,420
Bellway PLC	1,627	49,700
Bodycote PLC	15,463	110,935
BTG PLC(1)	8,309	60,737
DS Smith PLC	15,348	75,419
Halma PLC	9,939	117,180
Hastings Group Holdings PLC(2)	17,864	48,114
Hiscox, Ltd.	6,394	83,748
Inchcape PLC	9,953	75,687
John Wood Group PLC	12,114	125,121
Melrose Industries PLC	69,204	158,608
Regus PLC	38,463	111,943
Spire Healthcare Group PLC(2)	16,274	71,975
St Modwen Properties PLC	20,037	70,345
St. James’s Place PLC	6,139	72,090
Travis Perkins PLC	4,188	70,313
UNITE Group PLC (The)	10,742	75,136
WH Smith PLC	3,994	75,204

		$1,530,675

Total Common Stocks (identified cost $10,064,285)		$10,001,364

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(3)	82,377	$82,393

Total Short-Term Investments (identified cost $82,393)		$82,393

Total Investments — 100.7% (identified cost $10,146,678)		$10,083,757

Other Assets, Less Liabilities — (0.7)%		$(70,928)

Net Assets — 100.0%		$10,012,829

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $305,280 or 3.0% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	23.1%	$2,315,558
Consumer Discretionary	13.3	1,336,712
Real Estate	12.7	1,276,380
Financials	11.8	1,180,247
Information Technology	9.3	926,718
Materials	9.2	919,932
Health Care	7.3	731,038
Consumer Staples	6.0	600,331
Energy	5.3	528,327
Utilities	1.5	146,362
Telecommunication Services	0.4	39,759
Short-Term Investments	0.8	82,393

Total Investments	100.7%	$10,083,757

Abbreviations:

ADR	–	American Depositary Receipt

9	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2016

Statement of Assets and Liabilities

Assets	November 30, 2016
Unaffiliated investments, at value (identified cost, $10,064,285)	$10,001,364
Affiliated investment, at value (identified cost, $82,393)	82,393
Dividends receivable	11,483
Dividend receivable from affiliated investment	57
Receivable for investments sold	126,720
Tax reclaims receivable	5,733
Receivable from affiliate	42,346
Total assets	$10,270,096

Liabilities
Payable for investments purchased	$177,323
Due to custodian — foreign currency, at value (identified cost, $11,138)	11,128
Payable to affiliates:
Investment adviser and administration fee	7,426
Distribution and service fees	2
Trustees’ fees	168
Accrued expenses	61,220
Total liabilities	$257,267
Net Assets	$10,012,829

Sources of Net Assets
Paid-in capital	$9,998,908
Accumulated net realized loss	(131,559)
Accumulated undistributed net investment income	209,748
Net unrealized depreciation	(64,268)
Total	$10,012,829

Class A Shares
Net Assets	$9,989
Shares Outstanding	1,000
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.99
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.60

Class I Shares
Net Assets	$10,002,840
Shares Outstanding	999,365
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2016

Statement of Operations

Investment Income	Period Ended November 30, 2016(1)
Dividends (net of foreign taxes, $21,838)	$302,768
Interest allocated from/dividends from affiliated investment	1,221
Expenses allocated from affiliated investment	(31)
Total investment income	$303,958

Expenses
Investment adviser and administration fee	$86,403
Distribution and service fees
Class A	24
Trustees’ fees and expenses	1,195
Custodian fee	48,506
Transfer and dividend disbursing agent fees	270
Legal and accounting services	46,217
Printing and postage	5,984
Registration fees	68,043
Miscellaneous	6,269
Total expenses	$262,911
Deduct —
Allocation of expenses to affiliate	$152,518
Total expense reductions	$152,518

Net expenses	$110,393

Net investment income	$193,565

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(106,825)
Investment transactions in/allocated from affiliated investment	48
Foreign currency transactions	(9,691)
Net realized loss	$(116,468)
Change in unrealized appreciation (depreciation) —
Investments	$(62,921)
Foreign currency	(1,347)
Net change in unrealized appreciation (depreciation)	$(64,268)

Net realized and unrealized loss	$(180,736)

Net increase in net assets from operations	$12,829

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

11	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended November 30, 2016(1)
From operations —
Net investment income	$193,565
Net realized loss from investment and foreign currency transactions	(116,468)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(64,268)
Net increase in net assets from operations	$12,829
Distributions to shareholders —
From net investment income
Class A	$(3)
Class I	(3,696)
Total distributions to shareholders	$(3,699)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,000
Class I	9,990,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3
Class I	3,696
Net increase in net assets from Fund share transactions	$10,003,699

Net increase in net assets	$10,012,829

Net Assets
At beginning of period	$—
At end of period	$10,012,829

Accumulated undistributed net investment income included in net assets
At end of period	$209,748

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

12	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2016

Financial Highlights

	Class A
	Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.169
Net realized and unrealized loss	(0.176)

Total loss from operations	$(0.007)

Less Distributions
From net investment income	$(0.003)

Total distributions	$(0.003)

Net asset value — End of period	$9.990

Total Return(3)(4)	(0.07	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratios (as a percentage of average daily net assets):
Expenses	1.40	%(4)(6)
Net investment income	1.76	%(6)
Portfolio Turnover	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.59% of average daily net assets for the period from the start of business, December 16, 2015, to November 30, 2016). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2016

Financial Highlights — continued

	Class I
	Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.194
Net realized and unrealized loss	(0.180)

Total income from operations	$0.014

Less Distributions
From net investment income	$(0.004)

Total distributions	$(0.004)

Net asset value — End of period	$10.010

Total Return(3)(4)	0.14	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,003
Ratios (as a percentage of average daily net assets):
Expenses	1.15	%(4)(6)
Net investment income	2.01	%(6)
Portfolio Turnover	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.59% of average daily net assets for the period from the start of business, December 16, 2015, to November 30, 2016). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 16, 2015. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

International Small-Cap Fund

November 30, 2016

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended November 30, 2016 was as follows:

Period Ended November 30, 2016

Distributions declared from:
Ordinary income	$3,699

During the period ended November 30, 2016, accumulated net realized loss was increased by $15,091, accumulated undistributed net investment income was increased by $19,882 and paid-in capital was decreased by $4,791 due to differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), non-deductible expenses and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$226,973
Deferred capital losses	$(120,503)
Net unrealized depreciation	$(92,549)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships and investments in PFICs.

16

Eaton Vance

International Small-Cap Fund

November 30, 2016

Notes to Financial Statements — continued

At November 30, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $120,503 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2016, $120,503 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,174,962

Gross unrealized appreciation	$650,681
Gross unrealized depreciation	(741,886)

Net unrealized depreciation	$(91,205)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended November 30, 2016, the investment adviser and administration fee amounted to $86,403 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVMI have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2017. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVMI were allocated $152,518 in total of the Fund’s operating expenses for the period ended November 30, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended November 30, 2016, EVM earned $35 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the period ended November 30, 2016. EVD received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended November 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended November 30, 2016 amounted to $24 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended November 30, 2016, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

17

Eaton Vance

International Small-Cap Fund

November 30, 2016

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $17,893,552 and $7,722,442, respectively, for the period ended November 30, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended November 30, 2016(1)

Sales	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	0	(2)

Net increase	1,000

Class I	Period Ended November 30, 2016(1)
Sales	999,000
Issued to shareholders electing to receive payments of distributions in Fund shares	365

Net increase	999,365

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Represents less than 0.5 shares.

At November 30, 2016, EVM owned 100.0% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended November 30, 2016.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

18

Eaton Vance

International Small-Cap Fund

November 30, 2016

Notes to Financial Statements — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$143,087	$3,677,726		$—	$3,820,813
Developed Europe	93,311	4,904,062		—	4,997,373
Developed Middle East	—	113,076		—	113,076
North America	1,070,102	—		—	1,070,102

Total Common Stocks	$1,306,500	$8,694,864	*	$—	$10,001,364

Short-Term Investments	$—	$82,393		$—	$82,393

Total Investments	$1,306,500	$8,777,257		$—	$10,083,757

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

19

Eaton Vance

International Small-Cap Fund

November 30, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance International Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance International Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2016, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, December 16, 2015, to November 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance International Small-Cap Fund as of November 30, 2016, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, December 16, 2015, to November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 20, 2017

20

Eaton Vance

International Small-Cap Fund

November 30, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended November 30, 2016, the Fund designates approximately $292,987, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended November 30, 2016, the Fund paid foreign taxes of $20,038 and recognized foreign source income of $324,606.

21

Eaton Vance

International Small-Cap Fund

November 30, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

22

Eaton Vance

International Small-Cap Fund

November 30, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

23

Eaton Vance

International Small-Cap Fund

November 30, 2016

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23213    11.30.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Global Opportunities Fund, Eaton Vance Focused International Opportunities Fund and Eaton Vance International Small-Cap Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Funds’ fiscal period ended November 30, 2016 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Global Opportunities Fund*

Fiscal Period Ended	11/30/16
Audit Fees	$27,050
Audit-Related Fees(1)	$0
Tax Fees(2)	$14,500
All Other Fees(3)	$0

Total	$41,550

*	Fund commenced operations on December 17, 2015.

Eaton Vance Focused International Opportunities Fund*

Fiscal Period Ended	11/30/16
Audit Fees	$27,050
Audit-Related Fees(1)	$0
Tax Fees(2)	$14,500
All Other Fees(3)	$0

Total	$41,550

*	Fund commenced operations on December 16, 2015.

Eaton Vance International Small-Cap Fund*

Fiscal Period Ended	11/30/16
Audit Fees	$27,050
Audit-Related Fees(1)	$0
Tax Fees(2)	$14,500
All Other Fees(3)	$0

Total	$41,550

*	Fund commenced operations on December 16, 2015.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (February 28/29, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	2/28/15	7/31/15	8/31/15	9/30/15	2/29/16	7/31/16	8/31/16	9/30/16	11/30/16**
Audit Fees	$57,810	$110,150	$202,140	$88,680	$54,660	$92,000	$162,040	$87,580	$81,150
Audit-Related Fees(1)	$0	$0	$0	$500	$0	$0	$0	$0	$0
Tax Fees(2)	$31,200	$42,215	$65,130	$35,925	$18,272	$35,769	$58,654	$36,986	$43,500
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$89,010	$152,365	$267,270	$125,105	$72,932	$127,769	$220,694	$124,566	$124,650

*	Information is not presented for fiscal year ended 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
**	Series commenced operations on December 16, 2015.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	2/28/15	7/31/15	8/31/15	9/30/15	2/29/16	7/31/16	8/31/16	9/30/16	11/30/16**
Registrant(1)	$31,200	$42,215	$65,130	$36,425	$18,272	$35,769	$58,654	$36,986	$43,500
Eaton Vance(2)	$99,750	$46,000	$46,000	$46,000	$56,434	$56,434	$56,434	$56,434	$48,500

*	Information is not presented for the fiscal year ended 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
**	Series commenced operations on December 16, 2015.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 20, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 20, 2017